Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.1%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	1,120,000	1,154,765
Build NYC Resource Corp.(a)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	446,771
Monroe County Industrial Development Corp.(a)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	1,064,412
Total			2,665,948
Health Services 1.7%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,942,368
Higher Education 8.2%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	540,470
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	263,387
06/01/2030	5.000%	300,000	351,060
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	473,940
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	210,126
07/01/2034	5.000%	200,000	254,072
07/01/2035	5.000%	200,000	253,158
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	251,693
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	618,885
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,179,360
Series 2018
07/01/2031	5.000%	170,000	214,608
07/01/2032	5.000%	210,000	263,470
07/01/2033	5.000%	205,000	255,321
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	640,620
09/01/2025	5.000%	300,000	319,761
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,293,306
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	821,051
New School
Series 2015A
07/01/2029	5.000%	450,000	516,812
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,239,700
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	969,083
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,683,465
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	221,296
07/01/2030	5.000%	150,000	188,847
Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	526,150
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,572,300
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	709,602
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	308,738
Total			19,140,281
Hospital 11.3%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	459,604
07/01/2028	5.000%	360,000	412,502
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	170,739
07/01/2029	5.000%	175,000	198,781
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,227,048
12/01/2025	5.000%	1,115,000	1,257,296
12/01/2027	5.000%	1,225,000	1,373,862
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019B
07/01/2033	5.000%	1,250,000	1,549,625
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	533,948
07/01/2026	5.000%	350,000	413,252
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,487,490
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,178,980
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,387,088
07/01/2033	5.000%	675,000	747,718
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2035	5.000%	300,000	358,158
07/01/2036	5.000%	1,000,000	1,189,140
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,174,250
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	337,419
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,446,130
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,141,490
07/01/2031	5.000%	1,000,000	1,138,380
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2035	5.000%	2,000,000	2,625,880
07/01/2036	5.000%	1,000,000	1,307,660
New York State Dormitory Authority(a)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,189,070
Total			26,305,510
Local General Obligation 16.4%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,285,030
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,917,990
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,750,905

2	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019E
08/01/2025	5.000%	1,000,000	1,226,360
Series 2020D
08/01/2031	5.000%	2,000,000	2,711,560
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,399,180
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	460,335
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,160,780
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,189,080
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,599,145
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,622,926
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/2025	5.000%	500,000	537,985
County of Monroe(b)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,692,616
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,427,300
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,689,323
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	945,915
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	588,780
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,476,662
Revenue Bonds
School Districts Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,410,180
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,341,603
Syracuse Industrial Development Agency
Revenue Bonds
Syracuse City School District Project
Series 2020A
05/01/2029	5.000%	1,000,000	1,312,580
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,104,560
Town of Oyster Bay(c)
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2027	4.000%	250,000	303,368
Total			38,154,163
Multi-Family 1.5%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	909,544
10/01/2029	5.000%	1,290,000	1,600,193
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	481,110
05/01/2031	5.000%	400,000	455,548
Total			3,446,395
Municipal Power 6.5%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,317,220

Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016B
09/01/2025	5.000%	2,500,000	3,030,450
09/01/2027	5.000%	1,000,000	1,244,280
09/01/2030	5.000%	2,750,000	3,388,770
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	907,994
General
Series 2017
09/01/2035	5.000%	1,200,000	1,486,188
Series 2011A
05/01/2021	5.000%	1,000,000	1,033,190
Series 2012B
09/01/2026	5.000%	1,510,000	1,641,430
Total			15,049,522
Nursing Home 0.6%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,500,000	1,378,905
Other Bond Issue 1.7%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	117,702
Series 2015
07/01/2029	5.000%	545,000	630,636
07/01/2031	5.000%	715,000	821,914
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/2031	5.000%	2,350,000	2,461,742
Total			4,031,994
Other Industrial Development Bond 1.1%
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	2,500,000	2,474,125
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Revenue 0.1%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	332,505
Pool / Bond Bank 1.8%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,308,280
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2022	5.000%	180,000	180,626
New York State Environmental Facilities Corp.
Refunding Revenue Bonds
Subordinated Series 2019B
06/15/2029	5.000%	500,000	687,500
Total			4,176,406
Ports 6.2%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,308,560
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,625,596
Series 2018-209
07/15/2034	5.000%	2,500,000	3,165,850
Series 2018-211
09/01/2036	5.000%	1,000,000	1,260,510
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Series 2015-188
05/01/2023	5.000%	1,055,000	1,183,773
Series 2018-207
09/15/2024	5.000%	1,985,000	2,335,829
Revenue Bonds
Consolidated
Series 2019
09/01/2033	5.000%	1,000,000	1,272,360
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,168,750
Total			14,321,228

4	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	562,989
07/01/2027	5.000%	600,000	707,292
Series 2015
06/01/2026	5.000%	225,000	260,971
06/01/2028	5.000%	250,000	288,415
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	513,567
01/01/2035	5.000%	590,000	672,204
Total			3,005,438
Recreation 0.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	494,775
Refunded / Escrowed 9.5%
Build NYC Resource Corp.
Prerefunded 08/01/22 Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	547,155
Dutchess County Local Development Corp.
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	355,002
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2020	0.000%	2,210,000	2,209,293
Metropolitan Transportation Authority
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2028	5.250%	3,000,000	3,043,410
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,607,770
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Prerefunded 01/01/22 Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/2027	5.000%	500,000	533,880
Prerefunded 07/01/21 Revenue Bonds
Mount Sinai Hospital
Series 2011A
07/01/2031	5.000%	2,000,000	2,085,760
Prerefunded 07/01/22 Revenue Bonds
St. John’s University
Series 2012A
07/01/2027	5.000%	470,000	512,568
New York State Dormitory Authority(d)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,669,975
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	355,000	388,341
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,865,000	2,000,977
Series 2011A
01/01/2025	5.000%	3,000,000	3,205,500
Total			22,159,631
Retirement Communities 2.3%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	815,527
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	588,341
11/15/2030	5.000%	650,000	693,050
Suffolk County Economic Development Corp.(c)
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,087,610

Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,064,090
07/01/2034	5.000%	1,000,000	1,050,960
Total			5,299,578
Single Family 0.5%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	1,000,000	1,095,850
Special Non Property Tax 10.8%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,527,900
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,274,090
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,646,770
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	4,571,420
Future Tax Subordinated Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	610,200
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,691,073
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,268,840
Series 2019A2
03/15/2035	5.000%	2,000,000	2,590,440
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020C
03/15/2037	4.000%	1,000,000	1,210,130
03/15/2039	4.000%	1,130,000	1,358,690
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2020A
03/15/2037	5.000%	1,000,000	1,329,870
Total			25,079,423
Special Property Tax 0.5%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,227,820
State Appropriated 1.1%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2030	5.250%	1,440,000	1,492,099
New York State Dormitory Authority
Revenue Bonds
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2021	5.500%	1,000,000	1,041,720
Total			2,533,819
Tobacco 2.2%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	2,705,000	2,708,787
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,410,740
Total			5,119,527
Transportation 5.3%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,916,418
Revenue Bonds
BAN Series 2019 D-1
09/01/2022	5.000%	2,000,000	2,094,260
BAN Series 2019B-1
05/15/2022	5.000%	2,100,000	2,185,533
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	834,367
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,295,950

6	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,115,145
Total			12,441,673
Turnpike / Bridge / Toll Road 4.3%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,176,692
01/01/2032	5.000%	1,000,000	1,169,500
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,186,050
Series 2019B
01/01/2036	5.000%	2,000,000	2,581,660
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,785,200
Total			9,899,102
Water & Sewer 1.1%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	842,107
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2019AA
06/15/2032	5.000%	1,000,000	1,367,330
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	172,117
04/01/2028	5.000%	175,000	207,191
Total			2,588,745
Total Municipal Bonds (Cost $213,157,250)			226,364,731

Money Market Funds 2.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.034%(f)	250,178	250,153
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(f)	5,838,908	5,838,908
Total Money Market Funds (Cost $6,089,086)		6,089,061
Total Investments in Securities (Cost: $219,246,336)		232,453,792
Other Assets & Liabilities, Net		189,420
Net Assets		232,643,212

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $2,700,253, which represents 1.16% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2020, the total value of these securities amounted to $388,341, which represents 0.17% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020	7